Cover	Nov. 05, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 5, 2021, Inotiv, Inc. (the “Company”) filed a Current Report on Form 8-K (the "Original Form 8-K") to report the consummation of its previously announced acquisition of Envigo RMS Holding Corp. (“Envigo”) through a merger of Envigo with a wholly owned subsidiary of the Company (the “Acquisition”). This Amendment No.1 to the Original Form 8-K (“Amendment”) amends and supplements Item 9.01 of the Original Form 8-K to provide certain audited financial information of Envigo and certain pro forma financial information in connection with the Acquisition as described below. Any information required to be set forth in the Original Form 8-K which is not being amended or supplemented pursuant to this Amendment is hereby incorporated by reference. Except as set forth herein, no modifications have been made to the information contained in the Original Form 8-K and the Company has not updated any information contained therein to reflect the events that have occurred since the date of the Original Form 8-K. Accordingly, this Amendment should be read in conjunction with the Original Form 8-K.
Document Period End Date	Nov. 05, 2021
Entity File Number	0-23357
Entity Registrant Name	INOTIV, INC.
Entity Central Index Key	0000720154
Entity Tax Identification Number	35-1345024
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	2701 KENT AVENUE
Entity Address, City or Town	WEST LAFAYETTE
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47906-1382
City Area Code	765
Local Phone Number	463-4527
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	NOTV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false